Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MOTLEY FOOL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001449871
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
Motley Fool Independence Fund (Prospectus Summary) | Motley Fool Independence Fund | Motley Fool Independence Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOOLX
Motley Fool Great America Fund (Prospectus Summary) | Motley Fool Great America Fund | Motley Fool Great America Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMFGX
Motley Fool Epic Voyage Fund (Prospectus Summary) | Motley Fool Epic Voyage Fund | Motley Fool Epic Voyage Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMFEX